Share Based Payment (Tables)	12 Months Ended
Jun. 30, 2023
Share Based Payment [Abstract]
Schedule and the Possible Dilutive Effect of the Future Exercise of Options
Factor	Group 1	Group 2	Group 3
Fair value of shares	$1.00	$1.00	$2.97
Exercise price	$1.52	$8.00	$4.25
Expected volatility	70%	70%	70%
Dividend rate	-	-	-
Reference risk-free interest rate	3.00%	3.00%	4.25%
Plan duration	10 years	10 years	10 years
Fair value of stock options at measurement date	$9.11	$7.25	$2.04

Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers
	June 30, 2023
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price

At the beginning	-	-	-	-	-	-
Granted during the period	579,078	$1.52	346,555	$8.00	700,000	$4.25
Forfeited during the period	-	-	-	-	-	-
Exercised during the period	253,252	$1.52	139,957	$8.00	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	700,000	$4.25